Provisions - Details of Provisions (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Other Provisions [Abstract]
Current	£ 424	£ 603	£ 625
Non-current	582	452	536
Total	£ 1,006	£ 1,055	£ 1,161